RELATED PARTY TRANSACTION (Details) (Board of Directors Chairman [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 28,100
Compensation	$ 369,000	$ 324,000	$ 494,000
Bonus entitled as a percentage of the total amount raised by the Company on the underwritten public offering	0.25%
Percent of EBITDA entitlement	5.25%